Related parties - Other information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of transactions between related parties
Balances due under the agreement			$ 40,931	$ 65,022	$ 17,775
Due from related parties	$ 420				8,266
Aggregate compensation of short and long-term benefits	$ 158,787	$ 3,125,393	2,823,647	2,419,537
(Benefit) arising from cash-settled share-based payments transactions		(5,238)	(25,498)
Expense arising from cash-settled share-based payments transactions				86,100
Servprot S.A. de C.V.
Disclosure of transactions between related parties
Security services expenses		$ 2,804	1,838	1,733
Aeromantenimiento, S.A.
Disclosure of transactions between related parties
Agreement term	5 years	5 years
Balances due under the agreement			15,951	30,627	15,024
Aircraft, engine maintenance and technical support		$ 346,522	251,731	308,731
Human Capital International
Disclosure of transactions between related parties
Professional services expenses		324	816	3,127
One Link, S.A. de C.V.
Disclosure of transactions between related parties
Balances due under the agreement			24,980	33,775
Expenses under the agreement			200,035	168,337
SearchForce, Inc.
Disclosure of transactions between related parties
Balances due under the agreement			0	620	0
Expenses under the agreement		0	1,946	3,446
Mijares, Angoitia, Corts y Fuentes
Disclosure of transactions between related parties
Balances due under the agreement					0
Expenses under the agreement		1,672
Frontier
Disclosure of transactions between related parties
Balances due under the agreement					2,751
Due from related parties					8,266
Revenue under this agreement		8,358
Directors and officers
Disclosure of transactions between related parties
Share-based payments transactions		19,980	13,508	7,816
(Benefit) arising from cash-settled share-based payments transactions		(5,238)	(25,498)
Expense arising from cash-settled share-based payments transactions				86,100
Provision for cash bonuses			0	53,738	$ 50,000
Chairman and independent members of the board of directors
Disclosure of transactions between related parties
Aggregate compensation of short and long-term benefits		7,178	8,993	7,751
Rest of the directors
Disclosure of transactions between related parties
Aggregate compensation of short and long-term benefits		5,217	7,834	7,308
Senior managers
Disclosure of transactions between related parties
Aggregate compensation of short and long-term benefits		$ 180,001	$ 134,370	$ 160,762